Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Tax (benefit) provision on change in derivative instruments designated as cash flow hedges	$ 1,109	$ 1,100	$ 10,509
Tax (benefit) provision on reclassification of (gain) loss on derivative instruments designated as cash flow hedges	$ (4,124)	$ (4,851)	$ (908)